Other payables and accrued expenses (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Accrued expenses	₪ 6,380	$ 1,759		₪ 8,812
Customer advances	2,367	653		1,702
Other payables	2,107	581		1,322
Total other payables and accrued expenses	₪ 10,854	$ 2,993	[1]	₪ 11,836

[1]	Convenience Translation into US Dollars.